Shareholders' equity - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Apr. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Liquidity of purchase under normal course issuer bid		$ 65.0
Repurchase of common shares for cancellation	7,144,408
Repurchase of shares for cancellation		$ 54.9	$ 41.7
Common shares [member]
Disclosure of classes of share capital [line items]
Number of authorized common shares		An unlimited number of Common Shares.
Number of shares issued		67,274,326	73,684,802	77,588,538
Repurchase of common shares for cancellation		7,621,387	4,484,820
Repurchase of shares for cancellation		$ 54.9	$ 41.7
Preferred shares [member]
Disclosure of classes of share capital [line items]
Number of authorized preferred shares		90,000,000
Number of authorized common shares		shares issuable in one or more series.
Number of shares issued		0
Number of shares outstanding		0